Non-controlling interest	6 Months Ended
Jun. 30, 2019
Noncontrolling Interest [Abstract]
Non-controlling interest
Non-controlling interest
Changes in non-controlling interest for the period from January 1, 2018 (Predecessor) through to June 30, 2018 (Predecessor) were as follows:

(In $ millions)	North Atlantic Drilling Ltd	Sevan Drilling Limited	Asia Offshore Drilling Ltd	Ship Finance International Ltd VIEs	Seadrill Nigeria Operations Limited	Total
As at January 1, 2018 (Predecessor)	76	226	149	(59)	7	399
Adoption of new accounting standard ASU 2016-16 - Income Taxes	(25)	—	—	—	—	(25)
Net income attributable to non-controlling interest	(17)	(10)	—	4	1	(22)
As at March 31, 2018 (Predecessor)	34	216	149	(55)	8	352
Net income attributable to non-controlling interest	(143)	—	1	3	1	(138)
Redeemable non-controlling interest	—	—	(150)	—	—	(150)
As at June 30, 2018 (Predecessor)	(109)	216	—	(52)	9	64

Changes in non-controlling interest for the period from January 1, 2019 (Successor) through to June 30, 2019 (Successor) were as follows:

(In $ millions)	Ship Finance International Ltd VIEs	Seadrill Nigeria Operations Limited	Total
As at January 1, 2019 (Successor) and March 31, 2019 (Successor)	145	7	152
Net income attributable to non-controlling interest	(2)	—	(2)
As at June 30, 2019 (Successor)	143	7	150
Redeemable non-controlling interest
Changes in redeemable non-controlling interest for the period from December 31, 2017 to June 30, 2018 are set out in the table below.

(In $ millions)	Asia Offshore Drilling Ltd
As at December 31, 2017 (Predecessor) and March 31, 2018 (Predecessor)	—
Reclassification from non-controlling interest	150
Net loss attributable to redeemable non-controlling interest in the period	2
Fair value adjustment	(127)
As at June 30, 2018 (Predecessor)	25

Changes in redeemable non-controlling interest for the period from December 31, 2018 to June 30, 2019 are set out in the table below.

(In $ millions)	Asia Offshore Drilling Ltd
As at December 31, 2018 (Successor)	38
Net loss attributable to redeemable non-controlling interest in the period	(1)
Fair value adjustment	1
As at March 31, 2019 (Successor)	38
Net loss attributable to redeemable non-controlling interest in the period	(1)
As at June 30, 2019 (Successor)	37

On April 4, 2018, the Predecessor executed a Transaction Support Agreement ("TSA") with a minority shareholder of one of Seadrill Limited's subsidiaries, Asia Offshore Drilling Limited (“AOD”). The TSA provided a put option to the holders of non-controlling interest shares. The put option may be exercised from October 1, 2019 until September 30, 2020.

The put option gave the holders the right (with no obligation) to sell the shares it owns to Seadrill subject to a price ceiling. After the end of the effective period of the put option, if the right remains unexercised, Seadrill gets the right (with no obligation) to purchase the non-controlling interest in AOD at a price subject to the floor price (“Call Option”). The Call Option may be exercised from October 1, 2020 until March 31, 2021. While the Call Option provides for a redemption mechanism, the redemption option is made by Seadrill. The put option, however, generates a redemption feature for the non-controlling interest holder that is outside the control of Seadrill.

The redemption feature caused the non-controlling interest held in AOD to be reclassified from equity to "Redeemable non-controlling interest" within the Consolidated Balance Sheet. We record the redeemable non-controlling interest at fair value. Any fair value adjustment to generate an expected redemption value has been recognized through retained earnings.